Document and Entity Information	Jul. 28, 2017
Prospectus:
Document Type	497
Document Period End Date	Jul. 28, 2017
Registrant Name	ALGER PORTFOLIOS
Central Index Key	0000832566
Amendment Flag	false
Document Creation Date	Jun. 28, 2017
Document Effective Date	Jun. 29, 2017
Prospectus Date	May 17, 2017
Alger SMid Cap Focus Portfolio | Alger SMid Cap Growth Portfolio Class I-2
Prospectus:
Trading Symbol	AAMOX